Investment under equity method (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment Under Equity Method

Components of investment under equity method are as follows at December 31:

	2022	2023	2023
	SGD	SGD	USD
Cost of investment in joint venture	101,000	101,000	74,740
Accumulated share of losses in joint venture	(101,000)	(101,000)	(74,740)
Total	-	-	-